Related Party Transactions (Details Textual)	24 Months Ended
	Jun. 29, 2016 USD ($)	Jun. 29, 2016 CNY (¥)	Jun. 30, 2014 USD ($)	Jun. 30, 2014 CNY (¥)	Sep. 30, 2017 m²
Related Party Transactions (Textual)
Gross floor space					184.8
Shaanxi TechTeam Jinong Humic Acid Product Co., Ltd. [Member]
Related Party Transactions (Textual)
Rent expense (monthly)	$ 3,970	¥ 24,480	$ 3,867	¥ 24,480
Jinong [Member]
Related Party Transactions (Textual)
Lease was renewed monthly rent	$ 3,679	¥ 24,480